CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Interest and dividend income:
Loans, including fees		¥ 470,961	¥ 541,675
Investments:
Interest		26,458	31,236
Dividends		37,724	24,875
Trading account assets		109,477	127,785
Call loans and funds sold		779	1,270
Receivables under resale agreements and securities borrowing transactions		12,861	22,894
Deposits in other banks		25,841	22,111
Total interest and dividend income		684,101	771,846
Interest expense:
Deposits		34,732	110,839
Trading account liabilities		28,488	28,208
Call money and funds purchased		492	1,282
Payables under repurchase agreements and securities lending transactions		13,678	33,267
Other short-term borrowings		1,497	11,988
Long-term debt		81,114	85,593
Total interest expense		160,001	271,177
Net interest income		524,100	500,669
Provision (credit) for credit losses (Notes 3 and 5)		46,053	60,633
Net interest income after provision (credit) for credit losses		478,047	440,036
Noninterest income (Note 16):
Fee and commission income		474,916	428,317
Foreign exchange gains (losses)—net	[1]	21,708	22,785
Trading account gains (losses)—net		83,255	257,591
Investment gains (losses)—net:
Debt securities	[1]	(317)	46
Equity securities	[1]	135,070	266,119
Equity in earnings (losses) of equity method investees—net	[1]	16,541	5,788
Gains on disposal of premises and equipment	[1]	1,988	6,849
Other noninterest income	[2],[3]	29,234	23,715
Total noninterest income		762,395	1,011,210
Noninterest expenses:
Salaries and employee benefits		327,085	346,150
General and administrative expenses		294,259	299,350
Occupancy expenses		90,509	93,314
Fee and commission expenses		107,658	93,016
Provision (credit) for credit losses on off-balance-sheet instruments		(4,821)	(7,391)
Other noninterest expenses		42,552	78,966
Total noninterest expenses		857,242	903,405
Income before income tax expense		383,200	547,841
Income tax expense (Note 11)		39,622	137,761
Net income	[4]	343,578	410,080
Less: Net income attributable to noncontrolling interests		30,921	94,194
Net income attributable to MHFG shareholders		¥ 312,657	¥ 315,886
Earnings per common share (Note 10):
Basic net income per common share		¥ 123.24	¥ 124.50
Diluted net income per common share	[5]	123.24	124.49
Dividends per common share		¥ 40.00	¥ 37.50

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”
[5]	For the six months ended September 30, 2020, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.